CONSOLIDATED FINANCIAL STATEMENTS DETAILS	12 Months Ended
Dec. 31, 2016
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
CONSOLIDATED FINANCIAL STATEMENTS DETAILS

5. CONSOLIDATED FINANCIAL STATEMENTS DETAILS

Cash and Cash Equivalents

Cash and cash equivalents as of December 31, 2015 and 2016 consisted of the following:

	2015	2016	2016
	RUB	RUB	$
Cash	3,268	5,695	93.9
Cash equivalents:
Bank deposits	14,775	22,521	371.3
Investments in money market funds	6,195	3	—
Other cash equivalents	—	13	0.2
Total cash and cash equivalents	24,238	28,232	465.4

Accounts Receivable, Net

Accounts receivable as of December 31, 2015 and 2016 consisted of the following:

	2015	2016	2016
	RUB	RUB	$
Trade receivables	5,881	8,191	135.0
Allowance for doubtful accounts	(295)	(450)	(7.4)
Total accounts receivable, net	5,586	7,741	127.6

Movements in the allowance for doubtful accounts are as follows:

	2014	2015	2016	2016
	RUB	RUB	RUB	$
Balance at the beginning of the period	73	132	295	4.9
Charges to expenses	75	182	211	3.5
Utilization	(16)	(19)	(56)	(1.0)
Balance at the end of the period	132	295	450	7.4

Other Current Assets

Other current assets as of December 31, 2015 and 2016 consisted of the following:

	2015	2016	2016
	RUB	RUB	$
VAT reclaimable	1,002	1,014	16.7
Loans to employees	264	454	7.5
Interest receivable	1,277	268	4.4
Receivables for disposed equity securities	44	267	4.4
Funds receivable	147	224	3.7
Restricted cash	857	136	2.2
Other	244	351	5.8
Total other current assets	3,835	2,714	44.7

Restricted cash as of December 31, 2015 consisted of the cash reserved in a special escrow account before lapse of the claim period for warranties received in relation to the acquisition of Auto.ru. which was released to the founders in 2016 in the amount of RUB 510, pledged cash in customs in the amount of RUB 335 and other restricted cash in the total amount of RUB 12. Restricted cash as of December 31, 2016 consisted of pledged cash in customs in the amount of RUB 128  ($2.1) and other restricted cash in the total amount of RUB 8  ($0.1).

Restricted Cash, Non-current

Non-current restricted cash as of December 31, 2015 and 2016 consisted of the following:

	2015	2016	2016
	RUB	RUB	$
Related to the acquisition of Auto.ru (Note 4)	510	425	7.0
Other	23	17	0.3
Total restricted cash, non-current	533	442	7.3

Other Non‑current Assets

Other non‑current assets as of December 31, 2015 and 2016 consisted of the following:

	2015	2016	2016
	RUB	RUB	$
Loans to employees	758	1,129	18.6
Loans granted to third parties	620	847	14.0
Loans granted to related parties (Note 17)	—	173	2.9
Interest receivable	10	27	0.4
Other receivables	4	193	3.2
Total other non-current assets	1,392	2,369	39.1

The loans granted to third parties represent U.S. dollar and RUB-denominated loans bearing interest of up to 4% and up to 7% per annum, respectively, and maturing in 2018 - 2025.

Investments in Debt Securities

Investments in debt securities as of December 31, 2015 and 2016 consisted of the following:

	2015	2016	2016
	RUB	RUB	$
Credit-linked notes	2,915	3,033	50.0
Total investments in debt securities	2,915	3,033	50.0

Investments in Non-Marketable Equity Securities

Investments in non‑marketable equity securities as of December 31, 2015 and 2016 consisted of the following:

	2015	2016	2016
	RUB	RUB	$
Yandex.Money	700	832	13.7
Other	422	681	11.2
Total investments in non-marketable equity securities	1,122	1,513	24.9

In July 2013, the Company completed the sale of a 75% (less one ruble) interest in the charter capital of Yandex.Money to Sberbank for a cash consideration of RUB 1,964  ($59.1 at the exchange rate as of the sale date). The Company retained a noncontrolling interest (25% plus one ruble) and significant influence over Yandex.Money's business; accordingly, the Company accounts for its investment under the equity method. The Company records its share of the results of the investee in the amount of income of RUB 98 and income of RUB 217  ($3.6)  for the years ended December 31, 2015 and 2016, respectively, within the other income/(loss), net line in the consolidated statements of income.

Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities as of December 31, 2015 and 2016 comprise the following:

	2015	2016	2016
	RUB	RUB	$
Trade accounts payable and accrued liabilities	6,015	7,852	129.4
Salary and other compensation expenses payable/accrued to employees	979	1,680	27.8
Total accounts payable and accrued liabilities	6,994	9,532	157.2

Other Income/(Loss), Net

The following table presents the components of other income/(loss), net for the periods presented:

	2014	2015	2016	2016
	RUB	RUB	RUB	$
Foreign exchange gains/(losses)	6,553	1,903	(3,834)	(63.2)
Gain from sale of equity securities	—	—	157	2.5
Gain from repurchases of convertible debt	548	310	53	0.9
Impairment of investments in equity securities	(700)	—	—	—
Other	(105)	46	229	3.8
Total other income/(loss), net	6,296	2,259	(3,395)	(56.0)

In the year ended December 31, 2014, the Company identified certain adverse external and internal events indicating that the decline in fair value of its investment in Blekko Inc. was other-than-temporary and recorded an impairment charge of RUB 700 in the other income/(loss), net in the consolidated statements of income. In the year ended December 31, 2015, the Company has disposed Blekko Inc.'s assets at a gain of RUB 46.

Reclassifications Out of Accumulated Other Comprehensive Income

For the year ended December 31, 2016, the reclassification of foreign currency translation gain of RUB 103  ($1.7) from accumulated other comprehensive income resulted from liquidation of a foreign subsidiary.

There were no reclassifications of losses out of accumulated other comprehensive income in the years ended December 31, 2014 and 2015.